Other (Income) Expense (Components Of Other (Income) Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other (Income) Expense [Line Items]
Other (income) expense, net	$ (5.6)	$ (4.6)	$ (5.3)
Restructuring charges
Other (Income) Expense [Line Items]
Other (income) expense, net	0.8	1.6	0.9
Asset impairments (see Note C)
Other (Income) Expense [Line Items]
Other (income) expense, net	0.4	2.2	1.3
Currency (gain) loss
Other (Income) Expense [Line Items]
Other (income) expense, net	(2.1)	(2.1)	0.3
Royalty income
Other (Income) Expense [Line Items]
Other (income) expense, net	(0.3)	(0.9)	(1.0)
(Gain) loss from diversified investments associated with stock-based compensation plans
Other (Income) Expense [Line Items]
Other (income) expense, net	(2.2)	0.3	(1.2)
Other income
Other (Income) Expense [Line Items]
Other (income) expense, net	$ (2.2)	$ (5.7)	$ (5.6)